Stockholders' Equity and Stock-Based Compensation (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Weighted average grant date fair value of options granted	$ 0.13	$ 0.24
Unrecognized compensation costs related to non-vested stock-based compensation	$ 400	$ 620
Costs expected to be recognized over weighted-average period	2 years 6 months 10 days	2 years 6 months 25 days
Shares reserved for exercises		14,405,491
Stock Options [Member]
Shares reserved for exercises		9,553,140
Warrant [Member]
Shares reserved for exercises		4,852,351
The 2006 Plan [Member]
Number shares authorized under plan		802,416
Number of shares available for grant		146,887
The 2008 Plan [Member]
Number shares authorized under plan		8,750,724
Number of shares available for grant		857,896